Schedule of Convertible Notes Payable, Related Parties (Details) - Related Party [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable, related parties		$ 140,000
Convertible Notes Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable, related parties
Convertible Notes Payable One [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable, related parties		90,000
Convertible Notes Payable Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible notes payable, related parties		$ 50,000